Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Manufacturing costs	$ 0	$ 2,418		$ 3,476	$ 305,098				$ 305,098	$ 293,807
Deferred compensation	1,268,013			1,268,013					1,268,013	1,032,623
Rent expense	$ 10,705	$ 9,958		$ 20,980	$ 19,891				$ 42,083	$ 40,431
Lease rental obligation			$ 19,872			$ 10,248	$ 40,680	$ 40,083
Lease expires date									Mar. 31, 2019
Laboratory Equipment [Member]
Property Plant And Equipment Estimated Useful Lives				5 years					5 years
Office Furniture Equipment [Member]
Property Plant And Equipment Estimated Useful Lives				3 years					3 years